SUBSEQUENT EVENTS (Details Narrative)															12 Months Ended
	Jan. 23, 2026 USD ($) $ / shares	Oct. 28, 2025 USD ($)	Oct. 07, 2025 USD ($)	Oct. 07, 2025 CAD ($)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 CAD ($)	May 22, 2025 USD ($)	May 22, 2025 CAD ($)	May 10, 2024 USD ($)	May 10, 2024 CAD ($)	May 03, 2024 USD ($)	May 03, 2024 CAD ($)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Gross proceeds															$ 293,241,655	$ 82,176,180	$ 10,447,603
Gross proceeds, shares		$ 150,000,000	$ 75,000,000	$ 104,625,002	$ 25,000,000	$ 34,000,000	$ 30,000,000	$ 41,574,279	$ 7,299,270	$ 10,000,000	$ 7,299,270	$ 10,000,000	$ 4,613,312	$ 6,219,667
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 150,000,000
Gross proceeds, shares	$ 20,689,656
Offering price per common share | $ / shares	$ 7.25
Finders fees	$ 7,585,000